Fees Summary	Dec. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,056,000
Previously Paid Amount	0.00
Total Fee Amount	620.97
Total Offset Amount	0.00
Net Fee	620.97
Narrative - Max Aggregate Offering Price	$ 4,056,000
Final Prospectus	true